Document and Entity Information	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Entity Registrant Name	TAT TECHNOLOGIES LTD.
Entity Central Index Key	0000808439
Document Type	6-K
Amendment Flag	false
Document Fiscal Period Focus	Q1
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	9335 Harris Corners Pkwy
Entity Address, City or Town	Charlotte
Entity Address, Postal Zip Code	28269
Entity Address Country	NC